PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2016
Property, Plant and Equipment [Abstract]
Major classes of property and equipment useful lives

Major classes of property and equipment together with their estimated useful lives, consisted of the following at September 30, 2016 and 2015:

	Useful	September 30,
	Lives	2016	2015

Computers and office equipment	3 years	$8,486	$8,486
Automotive equipment	5 years	15,042	15,042
Mine equipment	3-10 years	532,285	537,803
Equipment structures and other	7-10 years	73,979	73,979
Lab and equipment	5 years	60,612	—
Permits	15 years	16,227	16,227
		706,631	651,537
Less: accumulated depreciation		(128,748)	(63,470)

Net property and equipment		$577,883	$588,067